Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash	$ 16,353,000	$ 20,762,000	$ 9,603,266
Restricted cash	125,000	2,211,000	2,000,119
Accounts receivable, net of allowance for doubtful accounts	3,775,000	2,693,000	2,290,803
Prepaid expenses and other current assets	1,457,000	1,104,000	458,509
Total current assets	21,710,000	26,770,000	14,352,697
Property and equipment, net	964,000	992,000	1,213,026
Restricted cash, non-current	207,000
Deposits	69,000	173,000	173,294
Total assets	22,950,000	27,935,000	15,739,017
Current liabilities:
Note payable, current portion		2,894,000	2,893,667
Subordinated note payable, current portion		3,719,000
Accounts payable	1,221,000	259,000	640,896
Accrued expenses and other current liabilities	2,826,000	3,109,000	2,766,248
Deferred revenue	5,885,000	5,439,000	5,510,460
Customer deposits	747,000	1,053,000	1,052,900
Total current liabilities	10,679,000	16,473,000	12,864,171
Note payable, net of current portion	2,180,000	2,180,000
Subordinated note payable, net of current portion		6,158,000	9,721,608
Loan payable	14,529,000
Deferred rent, net of current portion	254,000		20,877
Preferred stock warrant liability			4,391,372
Total liabilities	27,642,000	24,811,000	26,998,028
Commitments and contingencies (Note 10)
Convertible preferred stock			53,882,460
Stockholders’ equity (deficit):
Preferred stock value
Common stock value	3,000	3,000	83
Additional paid-in capital	88,773,000	87,051,000	3,174,102
Accumulated deficit	(93,419,000)	(83,878,000)	(68,274,256)
Accumulated other comprehensive loss	(49,000)	(52,000)	(41,400)
Total stockholders’ equity (deficit)	(4,692,000)	3,123,610	(65,141,471)
Total liabilities and stockholders’ (deficit) equity	$ 22,950,000	$ 27,935,000	$ 15,739,017